245 Summer Street

Fidelity® Investments

Boston, MA 02210

January 30, 2020

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Mt. Vernon Street Trust (the trust): File Nos. 002-79755 and 811-03583
Fidelity Flex Mid Cap Growth Fund
Fidelity Growth Company Fund
Fidelity Growth Company K6 Fund
Fidelity Growth Strategies Fund
Fidelity Growth Strategies K6 Fund
Fidelity New Millennium Fund
Fidelity Series Growth Company Fund
(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Cynthia Lo Bessette

Cynthia Lo Bessette

Secretary of the Trust